Loans (Impaired Loans) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	[1]	¥ 989,703	¥ 1,175,077
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment		¥ 347,839	¥ 387,879

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.